Note 9 - Concentrations (Details Textual) - Customer Concentration Risk [Member]	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable [Member]
Number of Major Customers			1
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage	97.00%
Revenue Benchmark [Member]
Number of Major Customers	2	2
Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk, Percentage	80.00%	98.00%
Banner Midstream Corp. [Member] | Accounts Receivable [Member]
Number of Major Customers			2	2
Banner Midstream Corp. [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage			88.00%	94.00%
Banner Midstream Corp. [Member] | Revenue Benchmark [Member]
Number of Major Customers			2	2
Banner Midstream Corp. [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk, Percentage			96.00%	83.00%